Purchases of Equity Securities by the Issuer and Affiliated Purchasers - Summary of Shares Repurchased (Detail) - EUR (€)		1 Months Ended											12 Months Ended
	Jan. 31, 2016	Dec. 20, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Dec. 31, 2016	Dec. 31, 2015
Equity, Class of Treasury Stock [Line Items]
Total number of shares purchased	268,537	0	0	0	0	0	166,068	560,410	278,182	1,138,127	1,045,133	1,306,921	4,763,378
Average price paid per Share (EUR)	€ 82.08	€ 0.00	€ 0.00	€ 0.00	€ 0.00	€ 0.00	€ 87.63	€ 85.57	€ 82.15	€ 87.95	€ 86.51	€ 78.12	€ 83.97
Total number of shares purchased as part of publicly announced plans or programs	268,537	4,763,378	4,763,378	4,763,378	4,763,378	4,763,378	4,763,378	4,597,310	4,036,900	3,758,718	2,620,591	1,575,458
Maximum value of shares that may yet be purchased under program 2 (EUR)	€ 1,477,957,455		€ 1,100,000,121	€ 1,100,000,121	€ 1,100,000,121	€ 1,100,000,121	€ 1,100,000,121	€ 1,114,551,955	€ 1,162,503,941	€ 1,185,355,915	€ 1,285,449,472	€ 1,375,859,289	€ 1,100,000,121	€ 500,000,000